Total Invested Assets and Related Net Investment Income - Fair Values of Derivative Financial Instruments by Type of Hedge (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 144,673	$ 140,292
Notional amount	700
Derivative investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,101	1,439
Financial liabilities, at fair value	(2,134)	(1,575)
Notional amount	58,268	53,299
Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	2
Financial liabilities, at fair value	(153)	(181)
Notional amount	779	690
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	11	37
Financial liabilities, at fair value	(8)	0
Notional amount	151	132
Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,112	1,478
Financial liabilities, at fair value	(2,295)	(1,756)
Notional amount	$ 59,198	$ 54,121